Notes to the consolidated cash flow statements	6 Months Ended
Mar. 31, 2023
Notes to the consolidated cash flow statements
Notes to the consolidated cash flow statement

Note 15. Notes to the consolidated cash flow statement

Reconciliation of net cash provided by/(used in) operating activities to profit after income tax expense for the period is set out below:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Profit after income tax expense	4,005	2,415	3,284	66	22
Adjustments:
Depreciation, amortisation and impairment	536	776	805	(31)	(33)
Impairment charges/(benefits)	518	283	241	83	115
Net decrease/(increase) in current and deferred tax	256	326	101	(21)	153
(Increase)/decrease in accrued interest receivable	(558)	(485)	(59)	15	large
(Decrease)/increase in accrued interest payable	1,350	769	25	76	large
(Decrease)/increase in provisions	(526)	(85)	(536)	large	(2)
Other non-cash items	413	2,038	(169)	(80)	large
Cash flows from operating activities before changes in operating assets and liabilities	5,994	6,037	3,692	(1)	62
Net (increase)/decrease in:
Collateral paid	1,898	1,769	(3,293)	7	large
Trading securities and financial assets measured at FVIS	(4,967)	(1,644)	(2,106)	large	136
Derivative financial instruments	(165)	(553)	3,004	(70)	large
Loans	(5,074)	(23,709)	(12,636)	(79)	(60)
Other financial assets	(148)	(447)	726	(67)	large
Life insurance assets and liabilities	-	133	133	(100)	(100)
Other assets	26	37	(17)	(30)	large
Net increase/(decrease) in:
Collateral received	(2,781)	3,827	(184)	large	large
Deposits and other borrowings	13,464	13,296	21,758	1	(38)
Other financial liabilities	(328)	5,738	1,382	large	large
Other liabilities	(4)	8	3	large	large
Net cash provided by/(used in) operating activities	7,915	4,492	12,462	76	(36)

Note 15. Notes to the consolidated cash flow statement (continued)

Details of the assets and liabilities over which control ceased

Details of the businesses over which control ceased are provided in Note 17.

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2023	2022	2022
Assets:
Cash and balances with central banks	18	169	-
Loans	-	-	965
Other financial assets	18	54	12
Life insurance assets	-	2,180	186
Deferred tax assets	-	39	-
Intangible assets	55	-	-
Other assets	-	156	12
Total assets	91	2,598	1,175
Liabilities:
Other financial liabilities	22	32	2
Current tax liabilities	-	-	2
Life insurance liabilities	-	300	(115)
Provisions	1	48	4
Deferred tax liabilities	-	-	34
Other liabilities	-	177	36
Total liabilities	23	557	(37)
Total equity attributable to owners of WBC	68	2,041	1,212
Cash proceeds received (net of transaction costs)	311	896	1,388
Expected receivable (completion settlement)/deferred consideration	-	33	113
Total consideration	311	929	1,501
Gain/(loss) on disposal	243	(1,112)	289
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	311	896	1,388
Less: Cash deconsolidated	(18)	(169)	-
Cash consideration received (net of transaction costs and cash held)	293	727	1,388

Businesses disposed

During Half Year 2023, Westpac disposed of its 100% interest in AAML to Mercer (Australia). In addition, on 1 April 2023, Westpac merged its BT personal and corporate superannuation funds to Mercer Super Trust.

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Shares issued under the dividend reinvestment plan	190	-	-	-	-
Increase in lease liabilities	158	146	98	8	61

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $328 million (30 September 2022: $303 million, 31 March 2022: $480 million) which are included in cash and balances with central banks.